INCENTIVES FROM LESSORS (Details Narrative) - Landlord - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Contributions		$ 80,500
Contributions, outstanding		(39,469)
Amortization of incentives	$ 7,025	$ 14,050	$ 12,908	$ 255